July 12, 2013	Writer’s Direct Contact 415.268.7113 GGrover@mofo.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	RE/MAX Holdings, Inc. Confidential Submission Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of RE/MAX Holdings, Inc., a Delaware corporation (the “Company”), we confidentially submit herewith a Draft Registration Statement on Form S-1.

If you have any questions in connection with this submission, please do not hesitate to contact Gavin Grover of Morrison & Foerster LLP at (415) 268-7113, or via e-mail at ggrover@mofo.com.

Sincerely,

/s/ Gavin B. Grover

Enclosures

cc:	David B. Strong, Esq. (dstrong@mofo.com) John M. Rafferty, Esq. (jrafferty@mofo.com)